Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
ACQUISITIONS
4.	ACQUISITIONS

Acquisition of Solutions’ equity interest
On April 1, 2007, the Group entered into an equity transfer agreement to acquire a 75% equity interest in Solutions, a professional outsourcing service provider, for an initial equity consideration of 913,393 ordinary shares of VanceInfo at a fair value of $1.71 per ordinary share on April 1, 2007, the date of the share issuance. The fair value of VanceInfo ordinary shares was determined by the Company after considering a number of factors, including the result of an appraisal by a third party appraiser. The transaction was considered as a business acquisition and accordingly the purchase method of accounting has been applied. The $394 of contingent consideration, which represents the lesser of the maximum amount of contingent consideration and the amount of negative goodwill, was recognized as of the date of acquisition.
The transaction was closed on May 29, 2007, which was determined as the date of acquisition.
The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate initial purchase price of $2,014 consisted of the following:

Fair value of ordinary shares	1,562
Contingent consideration recognized	394
Cost of transaction	58

Total	2,014

The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	1,804
Other current assets	1,328
Property and equipment	277
Intangible assets:
Customer base and relationship	187	9.6 years
Non-compete agreement	21	3.8 years
Deferred income tax liabilities	(51)
Short-term loan	(261)
Other current liabilities	(672)
Noncontrolling interest	(619)

Total	2,014

Pursuant to the terms of original purchase agreement, an additional cash consideration was determined, based on the operating results of Solutions in 2007, to be $62, which was paid in 2008. Since $394, the contingent consideration recognized as of the date of acquisition was more than $62, the determined additional cash consideration, the excess of $332 was allocated as a pro rata reduction of the carrying amounts of acquired non-current assets.
On July 23, 2008, the Group acquired an additional 10% equity interest in Solutions for a consideration of $58 in cash and 58,348 ordinary shares of Vanceinfo at a fair value of $7.06 per ordinary share. On August 13, 2008, the Group acquired the remaining 15% equity interest in Solutions for a consideration of $869 in cash which was paid in 2008. The aggregate purchase price of $1,348 consisted of the following:

Cash consideration	927
Fair value of ordinary shares	412
Cost of transaction	9

Total	1,348

The purchase price was allocated as follows:

		Amortization
		period
Intangible assets:
Contract Backlog	1	0.17 year
Non-compete agreement	6	2.4 years
Goodwill	795
Noncontrolling interest	546

Total	1,348

Acquisition of WIT’s equity interest
On October 1, 2008, the Group acquired a 100% equity interest in Wireless Info Tech, Ltd. (“WIT”), a professional outsourcing service provider, for an initial consideration of $1,080 in cash. Additional cash and share contingent considerations were determined based on specified earnings objectives predefined for the six-month period ended March 31, 2009 and twelve-month period ended March 31, 2010, respectively. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied.

The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate purchase price of $1,147 consisted of the following:

Cash consideration	1,080
Cost of transaction	67

Total	1,147

The purchase price was allocated as follows:

		Amortization
		period

Cash acquired	891
Other current assets	858
Property and equipment	285
Rental deposits	33
Intangible assets:
Non-compete agreement	48	5 years
Goodwill	214
Short-term loan	(200)
Current liabilities	(861)
Deferred income tax liabilities	(121)

Total	1,147

The additional contingent consideration based on earnings of WIT for the six-month period ended March 31, 2009 was determined to be $1,506 and recorded as an addition to the goodwill in 2009, of which $974 was settled in cash and $532 was settled in 95,590 ordinary shares of the Company at a fair value of $5.56 per share in 2009.
The contingent consideration based on earnings of WIT for the twelve-month period ended March 31, 2010 was determined to be zero as the earnings of WIT did not reach the performance target predefined in the original purchase agreement.
In December 2010, to simplify the corporate structure, the Group deregistered WIT, after integration of all the operating net assets and business of WIT into another operating entity of the Group. No significant gain or loss and cash flow were resulted from the transfer.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2008 of the Group as if the acquisition had occurred on January 1, 2008. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year
ended December 31,
2008
(unaudited)

Pro forma revenues	106,115
Pro forma net income	16,963
Pro forma net income per ordinary share-basic	0.45
Pro forma net income per ordinary share-diluted	0.42
Acquisition of TP’s equity interest
On July 2, 2009, the Group acquired 100% equity interests in the operating subsidiaries of TP Corporation Limited, a provider of customer relationship management solutions and system integration. The acquisition has strengthened the Group’s position in software services. The transaction was considered an acquisition of a business. Accordingly, the purchase method of accounting has been applied. The fair value of additional contingent considerations, based on specified earnings objectives predefined for the six-month period ended December 31, 2009 and twelve-month period ended December 31, 2010 was determined to be $8,644 at the date of acquisition. The acquired net assets were recorded at their fair market value at the date of acquisition. The aggregate purchase price of $8,644 consisted of the following:

Fair value of contingent consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

The purchase price was preliminarily allocated as follows:

		Amortization
		period

Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets — non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)
Total	8,644

The first contingent consideration based on the earnings of TP for the six-month period ended December 31, 2009 was determined to be $1,337 when the contingency was resolved on December 31, 2009, of which $817 was settled in cash and $520 was settled in 26,442 ordinary shares of the Company at a fair value of $19.66 per share in 2010.
The second contingent consideration based on earnings of TP for the twelve-month period ended December 31, 2010, was determined to be $3,989 when the contingency was resolved on December 31, 2010, of which $2,011 will be settled in cash and $1,978 will be settled in 55,944 ordinary shares of the Company at a fair value of $35.36 per share in 2011.
The fair value of the third contingent consideration based on the attainment of the earnings objectives for the 12-month period ending December 31, 2011 was determined to be $3,269 as of December 31, 2010, of which is up to $2,000 will be settled in cash and $1,269 will be settled in ordinary shares.
The change in fair value of the contingent consideration during the years ended December 31, 2009 and 2010 was a loss of $62 and a gain of $80, respectively, which were recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2008 and 2009 of the Group as if the acquisition had occurred on January 1, 2008 and 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2008	2009
	(unaudited)	(unaudited)

Pro forma net revenues	108,995	151,068
Pro forma net income	16,019	21,869
Pro forma net income per ordinary share-basic	0.43	0.57
Pro forma net income per ordinary share-diluted	0.39	0.53
Acquisition of mobile service business
On October 1, 2009, Vanceinfo Beijing entered into a purchase agreement with a mobile service company to acquire its business of smart phone software testing for a cash consideration of $1,172. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied. The acquired net assets were recorded at their fair value at the date of acquisition.
The purchase price was preliminarily allocated as follows:

		Amortization
		period

Intangible assets:
Customer base and relationship	26	5 years
Non-compete agreement	22	2 years
Goodwill	1,306
Property and equipment	148
Rental prepayment	44
Other current liabilities	(374)

Total	1,172

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2008 and 2009 is not presented because the Group believes it is impracticable to do so.

Acquisition of Link Result’s equity interest
On October 1, 2008, the Group completed the purchase of a 33% equity interest in Link Result Limited (“Link Result”), a China-based company providing IT outsourcing services to multinational financial institutions, with investment cost of $841, including $330 of cash consideration paid to selling shareholders, $495 of capital injection to the investee in the form of an indefinite-lived interest-free loan and $16 of acquisition costs. The Group accounted for the investment using equity method of accounting because the Group had the ability to exercise significant influence over the investee.
In July 2010, VanceInfo acquired the remaining 67% equity interest in Link Result from other shareholders with initial consideration of $670 in cash. Contingent consideration is determined based on a multiple of the earnings of the acquired business. The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carring amount	1,088
Gain on remeasurement of fair value of noncontrolling equity investment	612

Total	5,759

The purchase price was preliminarily allocated as follows:

		Amortization
		period

Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

The additional cash consideration, based on the earnings of Link Result for the six-month period ended December 31, 2010, was determined to be $3,249 when the contingency was resolved on December 31, 2010, of which $1,633 will be settled in cash and $1,616 will be settled in ordinary shares of the Company in 2011. The number of ordinary shares to be issued was determined based on the average closing market price of the Company’s ordinary shares over the last ten trading days in December 2010 and the first ten trading days in 2011, which was $35.36 per share.
The change in fair value of the contingent consideration from the date of acquisition to December 31, 2010 was a gain of $141 and was recognized in the consolidated statements of operations.
The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

Fair value measurements in business acquisitions:
The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation method. The Group measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.